Income tax and social contribution - Income tax and social contribution expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax and social contribution
Current tax on income for the year	R$ (11,394)	R$ (9,959)	R$ (9,217)
Deferred tax on income for the year	(13,663)	(11,130)	(14,699)
Income tax and social contribution expense	R$ (25,057)	R$ (21,089)	R$ (23,916)